Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details)	2 Months Ended	4 Months Ended	12 Months Ended
	Dec. 31, 2021	Oct. 19, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Income Tax Disclosure [Abstract]
Income tax at U.S. Federal statutory rate	21.00%			25.00%
State and local taxes, net of federal impact	2.00%
Income tax at U.K. statutory rate		19.00%	19.00%	19.00%	19.00%
Subpart F & GILTI		0	(1)	(2)	(4)
Foreign taxes, including U.S.	0.00%	1.00%	(1.00%)	1.00%	3.00%
Transaction costs		(3.00%)	0.00%	0.00%	0.00%
Change in valuation allowance	3.00%	(2.00%)	4.00%	(8.00%)	1.00%
Unrecognized tax benefits		(1.00%)	(1.00%)	11.00%	0.00%
Nondeductible interest expense		(7.00%)	(14.00%)	(17.00%)	(14.00%)
Stock-based compensation expense	(4.00%)	(2.00%)	0.00%	0.00%	0.00%
Warrant liability change in fair value	1.00%
Other	0.00%	0.00%	0.00%	0.00%	(2.00%)
Total effective income tax rate	23.00%	5.00%	4.00%	4.00%	3.00%